Unaudited Condensed Consolidated Statements of Cash Flows (Parentheticals) - $ / shares		Nov. 09, 2026	Sep. 08, 2026	Jun. 30, 2026	Mar. 06, 2026	Dec. 31, 2025	Aug. 07, 2025
Forecast
Unissued shares			5
Reverse stock split		1-for-10
Class A Ordinary Shares
Reverse stock split					1-for-50
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.125		$ 0.125
Ordinary shares, shares re-designation							900,000,000
Class A Ordinary Shares | Forecast
Reverse stock split			1-for-5
Ordinary shares, par value (in Dollars per share)			$ 0.00005
Class B Ordinary Shares
Reverse stock split					1-for-50
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.0025		$ 0.0025
Ordinary shares, shares re-designation							100,000,000
Class B Ordinary Shares | Forecast
Ordinary shares, par value (in Dollars per share)			$ 0.00025

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10 basis, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.